SCHEDULE OF CONVERTIBLE LOANS AT FAIR VALUE (Details) (Parenthetical) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Principal amount		$ 152,750,000	$ 526,826,000
Repaid amount	[1]		17,500
Converted amount		$ 242,538,000	$ 0
Number of shares converted			19,390,359

[1]	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, the Company repaid nill and $17,500, respectively.